Condensed financial information of the parent company (Details 1) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
OTHER (EXPENSE) INCOME
General and administrative expenses	$ (812,848)	$ (209,573)
Total other (expense) income, net	(66,352)	(70,960)
Net loss for the period	(368,815)	387,660
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(61,856)	24,166
COMPREHENSIVE (LOSS) INCOME	(430,671)	411,826
Parent Company [Member]
OTHER (EXPENSE) INCOME
Equity (loss) income of subsidiaries	(160,923)	387,660
General and administrative expenses	(207,892)
Total other (expense) income, net	(368,815)	387,660
Net loss for the period	(368,815)	387,660
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(61,856)	24,166
COMPREHENSIVE (LOSS) INCOME	$ (430,671)	$ 411,826